Schedule of provisions for risks (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Provisions	R$ 1,597,365	R$ 1,555,704	R$ 1,606,713
[custom:Provisions1-0]	347,762	324,332
Companhia Paranaense De Energia Copel [Member] | Regulatory [Member]
Entity Information [Line Items]
Provisions	25,174	21,373
Companhia Paranaense De Energia Copel [Member] | Labor [Member]
Entity Information [Line Items]
Provisions	2,437	2,466
Companhia Paranaense De Energia Copel [Member] | Employee Benefits [Member]
Entity Information [Line Items]
Provisions	587	(0)
Companhia Paranaense De Energia Copel [Member] | Civil [Member]
Entity Information [Line Items]
Provisions	175,356	163,940
Companhia Paranaense De Energia Copel [Member] | Tax Claim [Member]
Entity Information [Line Items]
Provisions	R$ 144,208	R$ 136,553